SHORT-TERM BANK BORROWINGS (Details)	Dec. 31, 2025 USD ($)	May 30, 2025 USD ($)	May 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 USD ($)	Nov. 29, 2024 CNY (¥)	Oct. 18, 2024 USD ($)	Oct. 18, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings				$ 1,223,405
China Merchants Bank Shenzhen Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings		$ 1,394,545	¥ 10,000,000	$ 1,223,405	$ 625,582	¥ 4,500,000	$ 695,091	¥ 5,000,000